Employees and Other Current Liabilities - Schedule of Employees and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Composition Employees and Other Current Liabilities [Abstract]
Deferred revenues	$ 334	$ 187
Provision for royalties to IIA	46	47
Payroll and social benefits	2,037	1,362
Vacation and recuperation provision	720	630
Accrued expenses and others	847	920
Total	$ 3,984	$ 3,146